UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/10

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Commercial Services – 0.3%
3,700	Dun & Bradstreet Corp.	$ 292,189

Consumer Durables – 0.6%
39,100	Leggett & Platt, Inc.	713,966

Consumer Non-Durables – 12.3%
52,900	Coca-Cola Enterprises, Inc.	1,068,051
16,100	Colgate-Palmolive Co.	1,288,483
9,100	Kimberly-Clark Corp.	540,449
37,200	Mead Johnson Nutrition Co.	1,682,556
56,200	PepsiCo, Inc.	3,350,644
12,000	Philip Morris International, Inc.	546,120
13,300	Phillips-Van Heusen Corp.	522,557
16,400	Polo Ralph Lauren Corp.	1,344,800
19,600	Procter & Gamble Co.	1,206,380
19,500	The Clorox Co.	1,153,815
16,700	The Coca-Cola Co.	905,975

		13,609,830

Consumer Services – 5.4%
11,900	Chipotle Mexican Grill, Inc.*	1,147,874
28,000	DISH Network Corp.	511,280
28,900	Expedia, Inc.*	618,749
6,900	ITT Educational Services, Inc.*	668,403
5,100	McDonald’s Corp.	318,393
16,600	Panera Bread Co.*	1,185,572
28,800	The Walt Disney Co.	851,040
25,500	Weight Watchers International, Inc.	735,930

		6,037,241

Distribution Services – 1.5%
16,400	W.W. Grainger, Inc.	1,628,192

Electronic Technology – 18.9%
18,100	Apple Computer, Inc.*	3,477,372
161,000	Cisco Systems, Inc.*	3,617,670
28,200	CommScope, Inc.*	767,322
78,800	Corning, Inc.	1,424,704
70,200	Hewlett-Packard Co.	3,304,314
17,700	Intel Corp.	343,380
40,600	Juniper Networks, Inc.*	1,008,098
50,600	Linear Technology Corp.	1,320,660
11,600	Lockheed Martin Corp.	864,432
68,400	Marvell Technology Group Ltd.*	1,192,212
96,000	Texas Instruments, Inc.	2,160,000
40,300	Western Digital Corp.*	1,530,997

		21,011,161

Energy Minerals – 3.4%
13,600	CONSOL Energy, Inc.	633,896
21,000	Exxon Mobil Corp.	1,353,030
22,200	Occidental Petroleum Corp.	1,739,148

		3,726,074

Finance – 3.7%
46,400	Morgan Stanley & Co.	1,242,592
22,400	Northern Trust Corp.	1,131,648
15,800	Prudential Financial, Inc.	789,842
51,400	The Charles Schwab Corp.	940,106

		4,104,188

Health Services* – 2.9%
35,000	Medco Health Solutions, Inc.	2,151,800
20,200	Stericycle, Inc.	1,069,186

		3,220,986

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 12.3%
13,000	Abbott Laboratories	$ 688,220
27,100	Allergan, Inc.	1,558,250
20,700	Becton, Dickinson & Co.	1,560,159
19,600	C. R. Bard, Inc.	1,624,644
49,700	Eli Lilly & Co.	1,749,440
48,700	Gilead Sciences, Inc.*	2,350,749
33,000	Johnson & Johnson	2,074,380
15,500	Stryker Corp.	804,760
38,000	Valeant Pharmaceuticals International*	1,271,860

		13,682,462

Industrial Services – 2.2%
8,900	Diamond Offshore Drilling, Inc.	814,617
26,100	Schlumberger Ltd.	1,656,306

		2,470,923

Non-Energy Minerals – 1.3%
21,000	Freeport-McMoRan Copper & Gold, Inc.	1,400,490

Process Industries – 4.0%
16,800	Ball Corp.	853,272
24,800	Crown Holdings, Inc.*	590,488
44,500	E. I. du Pont de Nemours and Co.	1,451,145
21,700	The Lubrizol Corp.	1,599,073

		4,493,978

Producer Manufacturing – 4.0%
35,800	Illinois Tool Works, Inc.	1,560,522
43,000	United Technologies Corp.	2,901,640

		4,462,162

Retail Trade – 6.1%
3,300	Amazon.com, Inc.*	413,853
8,100	AutoZone, Inc.*	1,255,743
22,600	Dick’s Sporting Goods, Inc.*	505,562
25,300	Dollar Tree, Inc.*	1,252,856
37,700	The Gap, Inc.	719,316
38,400	The TJX Cos., Inc.	1,459,584
21,800	Wal-Mart Stores, Inc.	1,164,774

		6,771,688

Technology Services – 18.3%
26,700	Adobe Systems, Inc.*	862,410
25,800	BMC Software, Inc.*	996,912
7,400	Google, Inc.*	3,917,708
27,300	Hewitt Associates, Inc.*	1,077,804
40,600	International Business Machines Corp.	4,969,034
184,900	Microsoft Corp.	5,210,482
143,900	Oracle Corp.	3,318,334

		20,352,684

Transportation – 0.5%
11,900	CSX Corp.	510,034

Utilities* – 0.9%
70,200	Mirant Corp.	987,714

TOTAL COMMON STOCKS		$109,475,962

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 1.4%
Repurchase Agreement(a) – 1.4%
State Street Bank & Trust Co.
$1,567,000	0.010%	02/01/10	$1,567,000
Maturity Value: $1,567,001

TOTAL INVESTMENTS – 100.0%			$111,042,962

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(22,811)

NET ASSETS – 100.0%			$111,020,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $1,600,000 U.S. Treasury Bill, 0.000%, due 07/15/10 with a market value of $1,599,040.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$108,361,248
Gross unrealized gain	11,280,307
Gross unrealized loss	(8,598,593)
Net unrealized security gain	$2,681,714

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Commercial Services – 1.3%
11,000	Corrections Corp. of America*	$ 205,810
4,000	Lender Processing Services, Inc.	155,040
6,500	Moody’s Corp.	179,335
14,000	R.R. Donnelley & Sons Co.	277,480

		817,665

Communications – 5.7%
76,000	AT&T, Inc.	1,927,360
45,000	Frontier Communications Corp.	342,450
42,500	Verizon Communications, Inc.	1,250,350

		3,520,160

Consumer Durables – 1.3%
29,000	Ford Motor Co.*	314,360
7,500	Jarden Corp.	228,600
16,500	Newell Rubbermaid, Inc.	223,905

		766,865

Consumer Non-Durables – 6.4%
14,000	Coca-Cola Enterprises, Inc.	282,660
13,000	Constellation Brands, Inc.*	209,040
7,500	General Mills, Inc.	534,825
15,750	Kraft Foods, Inc.	435,645
16,500	Procter & Gamble Co.	1,015,575
10,500	Reynolds American, Inc.	558,600
14,000	Sara Lee Corp.	169,960
11,500	Smithfield Foods, Inc.*	173,190
8,500	The Pepsi Bottling Group, Inc.	316,200
16,500	Tyson Foods, Inc.	228,030

		3,923,725

Consumer Services – 5.5%
10,000	Cablevision Systems Corp.	256,400
16,000	CBS Corp. Class B	206,880
18,000	Comcast Corp.	284,940
9,500	eBay, Inc.*	218,690
17,000	Gannett Co., Inc.	274,550
3,000	McDonald’s Corp.	187,290
16,500	News Corp.	208,065
33,000	The Walt Disney Co.	975,150
4,000	Time Warner Cable, Inc.	174,360
15,000	Time Warner, Inc.	411,750
7,000	Viacom, Inc. Class B*	203,980

		3,402,055

Distribution Services* – 0.7%
7,500	Arrow Electronics, Inc.	197,025
15,000	Ingram Micro, Inc.	253,500

		450,525

Electronic Technology – 5.7%
6,000	CommScope, Inc.*	163,260
18,000	EchoStar Corp.*	345,600
27,500	EMC Corp.*	458,425
6,000	General Dynamics Corp.	401,100
8,000	Hewlett-Packard Co.	376,560
25,000	Intel Corp.	485,000
10,000	Jabil Circuit, Inc.	144,800
3,000	Lockheed Martin Corp.	223,560
27,000	Motorola, Inc.*	166,050
3,500	Northrop Grumman Corp.	198,100
11,000	QLogic Corp.*	189,090
13,000	SanDisk Corp.*	330,460

		3,482,005

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 14.3%
5,000	Anadarko Petroleum Corp.	$ 318,900
3,500	Apache Corp.	345,695
10,000	Chesapeake Energy Corp.	247,800
28,000	ChevronTexaco Corp.	2,019,360
18,000	ConocoPhillips	864,000
8,000	Devon Energy Corp.	535,280
4,000	EOG Resources, Inc.	361,680
48,500	Exxon Mobil Corp.	3,124,855
11,000	Marathon Oil Corp.	327,910
8,000	Occidental Petroleum Corp.	626,720

		8,772,200

Finance – 22.5%
7,500	Allied World Assurance Co. Holdings Ltd.	335,700
10,000	American Express Co.	376,600
9,000	Ameriprise Financial, Inc.	344,160
17,000	Annaly Capital Management, Inc.	295,460
5,000	Assurant, Inc.	157,150
110,000	Bank of America Corp.	1,669,800
4,500	Bank of Hawaii Corp.	204,660
10,000	Bank of New York Mellon Corp.	290,900
1,000	BlackRock, Inc.	213,820
6,000	Capital One Financial Corp.	221,160
750	CME Group, Inc.	215,115
18,000	Discover Financial Services	246,240
17,000	Fifth Third Bancorp	211,480
7,250	HCP, Inc.	205,537
44,000	JPMorgan Chase & Co.	1,713,360
9,500	Lincoln National Corp.	233,510
6,000	Loews Corp.	214,620
6,500	MetLife, Inc.	229,580
18,000	Morgan Stanley & Co.	482,040
7,000	NYSE Euronext	163,870
4,000	PNC Financial Services Group, Inc.	221,720
13,000	ProLogis	163,800
3,500	Prudential Financial, Inc.	174,965
7,000	Raymond James Financial, Inc.	177,170
5,500	Reinsurance Group of America, Inc.	267,960
2,515	Simon Property Group, Inc.	181,080
4,000	State Street Corp.	171,520
5,000	The Allstate Corp.	149,650
7,500	The Chubb Corp.	375,000
10,000	The Hartford Financial Services Group, Inc.	239,900
11,000	The Progressive Corp.	182,380
11,000	The Travelers Cos., Inc.	557,370
4,500	Torchmark Corp.	202,050
3,500	Transatlantic Holdings, Inc.	173,915
26,500	U.S. Bancorp.	664,620
13,500	Unum Group	264,195
2,509	Vornado Realty Trust	162,282
47,000	Wells Fargo & Co.	1,336,210
9,000	XL Capital Ltd.	150,930

		13,841,479

Health Services – 1.2%
6,500	UnitedHealth Group, Inc.	214,500
8,500	WellPoint, Inc.*	541,620

		756,120

Health Technology – 6.6%
20,500	Boston Scientific Corp.*	176,915
15,500	Eli Lilly & Co.	545,600
10,000	Hill-Rom Holdings, Inc.	233,700
7,000	Johnson & Johnson	440,020
21,000	Merck & Co., Inc.	801,780
100,000	Pfizer, Inc.	1,865,991

		4,064,006

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 2.1%
8,000	Halliburton Co.	$ 233,680
7,000	National-Oilwell Varco, Inc.	286,300
8,500	Schlumberger Ltd.	539,410
12,500	The Williams Cos., Inc.	260,500

		1,319,890

Non-Energy Minerals – 2.1%
16,500	Alcoa, Inc.	210,045
4,000	Freeport-McMoRan Copper & Gold, Inc.	266,760
11,000	Nucor Corp.	448,800
4,500	Reliance Steel & Aluminum Co.	183,330
11,000	Steel Dynamics, Inc.	166,980

		1,275,915

Process Industries – 3.7%
7,500	Archer-Daniels-Midland Co.	224,775
7,250	Cabot Corp.	186,905
11,500	E. I. du Pont de Nemours and Co.	375,015
12,500	International Paper Co.	286,375
3,000	Lubrizol Corp.	221,070
6,500	MeadWestvaco Corp.	156,455
3,500	Sigma-Aldrich Corp.	167,475
9,500	Sonoco Products Co.	263,720
14,500	The Dow Chemical Co.	392,805

		2,274,595

Producer Manufacturing – 7.8%
6,500	Carlisle Cos., Inc.	217,880
3,900	Caterpillar, Inc.	203,736
3,000	Eaton Corp.	183,720
5,000	Emerson Electric Co.	207,700
137,000	General Electric Co.	2,202,960
4,000	Honeywell International, Inc.	154,560
5,000	Hubbell, Inc. Class B	215,300
11,500	Illinois Tool Works, Inc.	501,285
15,000	Masco Corp.	203,400
5,000	Parker Hannifin Corp.	279,550
5,000	SPX Corp.	272,200
7,500	The Timken Co.	168,075

		4,810,366

Retail Trade – 2.4%
7,000	CVS Caremark Corp.	226,590
4,500	Kohl’s Corp.*	226,665
7,000	Lowe’s Cos., Inc.	151,550
16,500	Macy’s, Inc.	262,845
10,500	The Gap, Inc.	200,340
14,000	The Home Depot, Inc.	392,140

		1,460,130

Technology Services – 1.9%
8,000	BMC Software, Inc.*	309,120
7,000	CA, Inc.	154,280
10,000	Computer Sciences Corp.*	513,000
12,500	Symantec Corp.*	211,875

		1,188,275

Transportation – 1.2%
4,500	CSX Corp.	192,870
4,000	FedEx Corp.	313,400
4,500	Norfolk Southern Corp.	211,770

		718,040

Utilities – 5.2%
8,000	Alliant Energy Corp.	249,600
7,500	DTE Energy Co.	315,300
26,500	Duke Energy Corp.	438,045
10,000	Edison International	333,200
6,000	Exelon Corp.	273,720

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
12,500	Mirant Corp.*	$ 175,875
6,500	PG&E Corp.	274,560
6,000	Progress Energy, Inc.	233,820
4,500	Questar Corp.	186,660
13,000	The Southern Co.	416,000
13,000	Xcel Energy, Inc.	270,140

		3,166,920

TOTAL COMMON STOCKS		$60,010,936

Exchange Traded Fund – 1.8%
20,000	iShares Russell 1000 Value Index Fund	1,115,400

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 0.6%
Repurchase Agreement(a) – 0.6%
State Street Bank & Trust Co.
$349,000	0.010%	02/01/10	$ 349,000
Maturity Value: $349,000

TOTAL INVESTMENTS – 100.0%			$61,475,336

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(4,709)

NET ASSETS – 100.0%			$61,470,627

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $360,000 U.S. Treasury Bill, 0.000%, due 07/15/10 with a market value of $359,784.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$64,363,827
Gross unrealized gain	5,255,022
Gross unrealized loss	(8,143,513)
Net unrealized security loss	$(2,888,491)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Commercial Services – 4.6%
8,600	Dun & Bradstreet Corp.	$ 679,142
4,900	FactSet Research Systems, Inc.	308,700
6,000	Lender Processing Services, Inc.	232,560
11,500	Manpower, Inc.	595,585
8,800	The Brink’s Co.	205,744
8,200	The McGraw-Hill Cos., Inc.	290,690

		2,312,421

Communications – 1.5%
21,646	CenturyTel, Inc.	736,180

Consumer Durables – 2.2%
42,300	Newell Rubbermaid, Inc.	574,011
10,500	The Stanley Works	538,125

		1,112,136

Consumer Non-Durables – 6.7%
2,980	Church & Dwight Co., Inc.	179,664
12,700	Coach, Inc.	442,976
37,600	Coca-Cola Enterprises, Inc.	759,144
11,500	Guess?, Inc.	456,665
4,100	Polo Ralph Lauren Corp.	336,200
27,400	Smithfield Foods, Inc.*	412,644
12,600	The Clorox Co.	745,542

		3,332,835

Consumer Services – 5.9%
4,000	Apollo Group, Inc.*	242,360
7,700	Chipotle Mexican Grill, Inc. Class A*	742,742
15,200	DISH Network Corp.	277,552
16,300	Expedia, Inc.*	348,983
7,600	Panera Bread Co.*	542,792
1,700	Priceline.com, Inc.*	332,095
15,900	Weight Watchers International, Inc.	458,874

		2,945,398

Distribution Services* – 1.1%
9,900	Arrow Electronics, Inc.	260,073
11,100	Avnet, Inc.	293,484

		553,557

Electronic Technology – 14.0%
10,800	CommScope, Inc.*	293,868
9,578	ITT Corp.	462,713
26,600	Jabil Circuit, Inc.	385,168
26,200	Juniper Networks, Inc.*	650,546
5,646	L-3 Communications Holdings, Inc.	470,538
31,400	Linear Technology Corp.	819,540
30,600	Marvell Technology Group Ltd.*	533,358
18,800	NVIDIA Corp.*	289,332
32,400	ON Semiconductor Corp.*	233,604
5,100	Precision Castparts Corp.	536,775
25,000	SanDisk Corp.*	635,500
17,500	Seagate Technology	292,775
11,300	Western Digital Corp.*	429,287
29,500	Xilinx, Inc.	695,610
9,500	Zebra Technologies Corp.*	247,950

		6,976,564

Energy Minerals – 2.1%
10,700	CONSOL Energy, Inc.	498,727
4,100	Murphy Oil Corp.	209,428
9,800	St. Mary Land & Exploration Co.	313,992

		1,022,147

Shares	Description	Value
Common Stocks – (continued)
Finance – 7.4%
16,500	AmeriCredit Corp.*	$ 346,005
10,695	Eaton Vance Corp.	308,123
8,800	Endurance Specialty Holdings Ltd.	316,976
7,200	Health Care REIT, Inc.	309,600
4,200	IntercontinentalExchange, Inc.*	401,016
11,800	Jefferies Group, Inc.*	301,372
10,200	Lincoln National Corp.	250,716
10,600	Principal Financial Group, Inc.	244,330
18,800	T. Rowe Price Group, Inc.	932,856
14,500	TD Ameritrade Holding Corp.*	257,520

		3,668,514

Health Services* – 3.8%
10,380	Cerner Corp.	785,247
11,000	Laboratory Corporation of America Holdings	782,100
6,592	Stericycle, Inc.	348,915

		1,916,262

Health Technology – 9.3%
6,540	Allergan, Inc.	376,050
11,080	C. R. Bard, Inc.	918,421
9,300	Cephalon, Inc.*	593,712
7,200	Charles River Laboratories International, Inc.*	261,648
15,500	DENTSPLY International, Inc.	519,715
18,500	Forest Laboratories, Inc.*	548,340
5,200	Life Technologies Corp.*	258,492
13,300	Valeant Pharmaceuticals International*	445,151
9,900	Varian Medical Systems, Inc.*	497,871
6,200	Watson Pharmaceuticals, Inc.*	237,894

		4,657,294

Industrial Services – 2.6%
22,800	Dresser-Rand Group, Inc.*	674,424
4,900	Fluor Corp.	222,166
5,000	FMC Technologies, Inc.*	265,850
4,086	Jacobs Engineering Group, Inc.*	154,410

		1,316,850

Non-Energy Minerals – 0.6%
18,500	Steel Dynamics, Inc.	280,830

Process Industries – 5.8%
30,400	Crown Holdings, Inc.*	723,824
6,200	International Flavors & Fragrances, Inc.	246,574
13,400	Nalco Holding Co.	315,972
10,400	PPG Industries, Inc.	610,272
15,336	Sigma-Aldrich Corp.	733,828
3,800	The Lubrizol Corp.	280,022

		2,910,492

Producer Manufacturing – 5.2%
9,000	Avery Dennison Corp.	292,590
3,300	Bucyrus International, Inc.	172,854
5,700	Dover Corp.	244,416
8,400	Joy Global, Inc.	384,216
5,800	Lincoln Electric Holdings, Inc.	283,214
18,200	Masco Corp.	246,792
10,550	Parker Hannifin Corp.	589,851
15,600	TRW Automotive Holdings Corp.*	359,268

		2,573,201

Retail Trade – 10.6%
26,600	AutoNation, Inc.*	478,800
4,500	AutoZone, Inc.*	697,635
21,900	Chico’s FAS, Inc.*	279,663
8,800	Dollar Tree, Inc.*	435,776
22,400	Foot Locker, Inc.	252,896
7,800	Netflix, Inc.*	485,550

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
15,760	Nordstrom, Inc.	$ 544,350
17,600	Penske Automotive Group, Inc.*	247,456
12,000	PetSmart, Inc.	309,000
5,700	Ross Stores, Inc.	261,801
24,300	The TJX Cos., Inc.	923,643
9,100	Tiffany & Co.	369,551

		5,286,121

Technology Services – 12.3%
11,600	Akamai Technologies, Inc.*	286,520
9,100	Autodesk, Inc.*	216,489
22,700	BMC Software, Inc.*	877,128
22,500	CA, Inc.	495,900
12,000	Cognizant Technology Solutions Corp.*	523,920
17,955	Fidelity National Information Services, Inc.	423,020
16,100	Hewitt Associates, Inc.*	635,628
19,200	McAfee, Inc.*	723,840
15,500	MICROS Systems, Inc.*	442,990
14,400	Red Hat, Inc.*	391,968
9,200	Sohu.com, Inc.*	463,220
9,400	Sybase, Inc.*	382,298
10,200	Teradata Corp.*	285,294

		6,148,215

Transportation – 0.9%
11,000	Con-way, Inc.	314,820
3,900	Expeditors International of Washington, Inc.	132,990

		447,810

Utilities – 2.4%
35,300	CenterPoint Energy, Inc.	492,435
8,800	Constellation Energy Group, Inc.	284,064
9,900	Mirant Corp.*	139,293
22,700	The AES Corp.*	286,700

		1,202,492

TOTAL COMMON STOCKS		$49,399,319

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 1.2%
Repurchase Agreement(a) – 1.2%
State Street Bank & Trust Co.
$572,000	0.010%	02/01/10	$ 572,000
Maturity Value: $572,000

TOTAL INVESTMENTS – 100.2%			$49,971,319

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(92,846)

NET ASSETS – 100.0%			$49,878,473

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $585,000 U.S Treasury Bill, 0.000%, due 07/15/10 with a market value of $584,649.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$46,884,222
Gross unrealized gain	5,924,742
Gross unrealized loss	(2,837,645)
Net unrealized security gain	$3,087,097

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.4%
Auto(a) – 1.7%
Citifinancial Auto Issuance Trust Series 2009-1, Class A2
$5,500,000	1.830%	11/15/12	$ 5,518,500
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
4,770,000	5.080	11/25/11	4,867,626

			10,386,126

Commercial – 2.0%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
569,934	7.462	12/15/22	460,410
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,955,809
Small Business Administration Series 2006-P10B, Class 1
3,898,326	5.681	08/10/16	4,182,489

			11,598,708

Credit Card – 2.4%
Bank of America Credit Card Trust Series 2007-A12, Class A12(b)
2,100,000	0.433	01/15/13	2,098,733
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,133,229
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,902,470
Target Credit Card Master Trust Series 2005-1, Class A(b)
3,000,000	0.291	10/27/14	2,970,161

			14,104,593

Home Equity – 4.0%
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
1,214,986	0.281	01/25/37	1,159,189
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	2,648,637
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
1,783	8.180	12/25/29	1,774
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,488,428	0.431	02/25/37	1,038,128
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,255,121	3.750	09/25/33	1,153,999
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	416,324
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,248,120	0.571	07/25/35	720,442
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
914,356	4.814	11/25/35	872,386
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	986,239
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,997,616	3.400	03/25/33	2,823,695
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
4,000,000	5.490	10/25/33	3,046,298
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
1,131,019	8.850	03/25/25	1,107,412

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
$1,151,159	8.480%	09/25/30	$901,800
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
845,830	4.470	07/25/18	811,924
SACO I Trust Series 2005-7 Class A(b)
472,016	0.791	09/25/35	313,948
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
602,030	0.341	10/25/36	591,772
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
4,434,312	6.740	07/25/29	2,088,902
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,950,277	5.250	06/25/35	2,366,561
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
700,000	4.890	05/25/34	687,962

			23,737,392

Manufactured Housing – 1.7%
Green Tree Financial Corp. Series 1993-4, Class A5
2,352,634	7.050	01/15/19	2,368,338
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,069,371	7.650	09/15/26	1,078,659
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,361,747	7.900	06/15/27	1,389,768
Green Tree Financial Corp. Series 1996-6, Class A6
363,659	7.950	09/15/27	369,285
Green Tree Financial Corp. Series 1997-3, Class A6
97,580	7.320	03/15/28	98,793
Green Tree Financial Corp. Series 1998-3, Class A5
831,272	6.220	03/01/30	820,701
Green Tree Financial Corp. Series 1998-3, Class A6(b)
572,248	6.760	03/01/30	576,904
Green Tree Financial Corp. Series 1999-1, Class M2(b)
281,021	7.340	11/01/28	40,688
Lehman Manufactured Housing Contract Series 2001-B, Class A3
510,299	4.350	05/15/14	459,215
Mid-State Trust Series 11, Class A1
391,481	4.864	07/15/38	354,954
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
2,398,582	7.650	04/15/27	2,317,682

			9,874,987

Student Loans – 0.6%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005, Class A-5 (Guaranteed Student Loans)(c)
1,301,318	4.910	12/01/40	1,197,213
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
2,430,000	0.999	10/30/45	2,223,450

			3,420,663

TOTAL ASSET-BACKED SECURITIES			$73,122,469

Taxable Municipal Bond Obligations – 6.5%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$1,295,000	4.790%	04/01/15	$1,362,573

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
$755,000	4.680%	10/01/10	$770,976
500,000	4.790	10/01/11	520,830

			1,291,806

California – 0.5%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,091,802

Illinois – 0.4%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,121,813
Will County Illinois Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	993,380

			2,115,193

Indiana – 0.9%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,912,109
2,190,000	5.650	07/15/13	2,460,618

			5,372,727

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,001,980

Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	267,832
2,485,000	5.430	05/01/12	2,673,934

			2,941,766

Missouri – 1.1%
Missouri Joint Municipal Electric Utility Commission Power Project RB Build America Bonds Series 2009
2,000,000	5.078	01/01/17	1,990,760
Missouri Joint Municipal Electric Utility Commission Power Project RB Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,558,209
New Liberty Hospital District RB Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,353,998
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,637,127

			6,540,094

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,061,710

New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,179,811

Ohio – 0.3%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
1,960,000	4.471	03/01/19	1,952,336

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
$2,000,000	5.160%	07/01/13	$ 2,153,840

Oregon – 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	825,734

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004- B (FSA)
710,000	4.960	07/15/14	737,229
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,269,301

			3,006,530

South Carolina – 0.2%
South Carolina State Public Service Authority RB Santee Cooper Taxable Series 2008 B
1,150,000	7.308	01/01/14	1,324,167

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$38,222,069

Mortgage-Backed Obligations – 38.7%
Collateralized Mortgage Obligations – 32.3%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$3,121,471	5.500%	02/25/18	$ 3,161,689
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
5,122,730	6.000	02/25/34	5,120,328
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
3,719,159	5.500	11/25/20	3,304,821
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
824,617	6.000	04/25/36	725,019
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
604,290	4.151	06/25/34	603,277
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,908,164	5.647	11/25/35	2,883,564
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,352,311	5.250	01/25/34	1,142,967
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,969,380	5.500	11/25/33	1,689,230
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
938,183	5.500	08/25/21	908,718
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
630,313	6.750	08/25/34	604,608
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,099,419	5.717	12/25/35	1,423,209
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,137,460	5.625	04/25/37	692,506
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
4,811,400	5.750	09/25/21	4,763,286
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
776,920	5.500	07/25/36	674,828
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,508,591	5.250	09/25/19	1,476,298

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
$1,359,129	4.750%	12/25/18	$1,291,321
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
540,005	6.500	08/25/32	491,404
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
1,051,582	6.000	07/25/37	704,067
Countrywide Home Loans Series 2004-J1, Class 2A4
2,418,325	4.750	01/25/19	2,294,638
Countrywide Home Loans Trust Series 2005-27, Class 2A1
4,339,703	5.500	12/25/35	3,825,522
Countrywide Home Loans Trust Series 2005-6, Class 2A1
1,129,969	5.500	04/25/35	1,072,588
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,458,682	5.250	07/25/33	1,315,063
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	7,971,690
FHLMC REMIC PAC Series 1579, Class PM
601,365	6.700	09/15/23	624,062
FHLMC REMIC PAC Series 2103, Class TE
561,321	6.000	12/15/28	605,970
FHLMC REMIC PAC Series 2110, Class PG
2,703,264	6.000	01/15/29	2,933,807
FHLMC REMIC PAC Series 2633, Class PC
1,408,174	4.500	07/15/15	1,427,128
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,089,122
FHLMC REMIC PAC Series 2644, Class BM
415,888	4.500	01/15/26	419,499
FHLMC REMIC PAC Series 2716, Class DT
1,227,434	5.000	02/15/30	1,276,629
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,252,011
FHLMC REMIC PAC Series 2836, Class XQ
593,745	4.500	09/15/27	614,973
FHLMC REMIC PAC Series 2907, Class HC
2,189,148	5.000	06/15/27	2,286,766
FHLMC REMIC PAC Series 3259, Class EA
577,675	5.000	05/15/27	588,600
FHLMC REMIC Series 2391, Class Z
6,488,854	6.000	12/15/31	7,031,134
FHLMC REMIC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,566,313
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,825,511
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	822,098
FHLMC REMIC Series 2840, Class JL
2,052,401	4.500	06/15/23	2,163,291
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,267,003
FHLMC REMIC TAC Series 2658, Class A
2,013,041	4.500	08/15/18	2,080,172
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,745,909	6.000	01/25/35	1,692,714
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
6,014,301	5.500	05/25/35	4,566,170
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,057,243	6.500	09/25/31	1,158,444
FNMA REMIC PAC Series 2003-1, Class PG
2,998,200	5.500	09/25/31	3,166,087

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-117, Class KB
$3,000,000	6.000%	12/25/33	$3,232,786
FNMA REMIC PAC Series 2003-14, Class AP
430,393	4.000	03/25/33	446,718
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,579,499
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,284,003
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,419,457
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	742,254
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	573,747
FNMA Series 2003-W6, Class 2A32
496,460	6.500	09/25/42	541,762
GNMA Series 1998-12, Class EB
829,598	6.500	05/20/28	860,400
Impac CMB Trust Series 2004-4, Class 2A2(b)
6,125,553	5.749	09/25/34	4,869,040
Impac Secured Assets Corp. Series 2004-2, Class A6(b)
1,715,407	5.645	08/25/34	1,555,957
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
4,793,323	6.000	03/25/36	3,650,088
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,098,757
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.989	04/25/37	773,639
Master Alternative Loans Trust Series 2004-4, Class 1A1
835,310	5.500	05/25/34	834,658
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,683,957	6.500	05/25/34	2,492,725
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,693,332	5.500	09/25/33	1,725,876
Master Asset Securitization Trust Series 2004-3, Class 5A1
190,290	6.250	01/25/32	191,003
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
4,099,800	5.622	11/25/35	2,589,536
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
4,692,735	6.000	08/25/37	3,764,213
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
6,350,468	6.064	11/25/21	5,239,136
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
497,773	5.412	07/25/35	452,585
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
3,268,314	4.750	04/25/33	3,130,291
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,574,899	5.750	02/25/34	4,069,515
Residential Asset Securitization Trust Series 2004-A6, Class A1
4,935,103	5.000	08/25/19	4,717,650
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
1,445,015	6.000	05/25/33	1,329,542
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
898,777	5.000	05/25/18	913,102
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
2,389,235	5.500	11/25/35	2,252,181

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations - (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
$4,148,751	5.750%	12/25/35	$ 3,643,154
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
4,513,765	5.500	12/25/21	4,618,005
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 1A1(b)
848,947	0.331	09/25/47	828,510
Structured Asset Securities Corp. Series 2003-20, Class 1A1
4,785,815	5.500	07/25/33	4,817,970
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,988,097	3.119	11/25/33	1,646,286
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
4,077,128	5.710	06/25/34	3,717,946
Structured Asset Securities Corp. Series 2005-6, Class 5A2
1,002,965	5.000	05/25/35	1,002,025
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
3,708,635	5.500	06/25/20	3,580,460
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS2, Class 3A1
355,545	6.500	05/25/32	360,434
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,231,228	5.000	06/25/18	1,253,113
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
708,643	5.250	01/25/20	714,732
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,705,310	5.130	09/25/35	1,488,712
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	238,143
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
1,000,000	5.250	03/25/37	801,310

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$190,639,065

Commercial Mortgage Obligations – 2.3%
GNMA Series 2002-62, Class B
$380,094	4.763%	01/16/25	$386,738
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,765,173
GNMA Series 2003-38, Class JC(b)
596,120	7.003	08/16/42	669,188
GNMA Series 2004-09, Class A
989,671	3.360	08/16/22	996,389
GNMA Series 2004-45, Class A
2,228,774	4.020	12/16/21	2,280,420
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,318,075

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS			$ 13,415,983

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 4.1%
FHLMC
$ 114,317	8.500%		02/01/19	$ 124,901
136,927	8.500		03/01/21	151,244
818,561	7.000		05/01/26	916,825
62,390	7.000		10/01/30	69,211
114,140	7.500		12/01/30	128,845
207,246	7.500		01/01/31	233,945
446,817	7.000		08/01/31	494,140
4,522,767	5.000		05/01/33	4,720,711
885,604	2.779	(b)	05/01/34	911,655
2,440,506	5.298	(b)	01/01/36	2,571,144
FNMA
677	6.500		02/01/12	705
95,266	6.000		12/01/13	99,159
47,464	6.500		07/01/14	51,507
90,989	9.000		11/01/21	100,652
75,289	6.500		08/01/24	81,845
25,055	6.500		09/01/24	27,236
98,779	9.000		02/01/25	113,198
17,956	6.500		03/01/26	19,558
32,232	8.000		07/01/28	37,005
173,650	6.500		10/01/28	190,115
99,243	3.097	(b)	12/01/28	102,396
57,771	6.500		01/01/29	63,249
104,036	6.000		07/01/29	112,812
124,371	7.500		09/01/29	140,912
93,677	7.000		03/01/31	103,992
53,041	7.500		03/01/31	60,105
298,956	7.000		11/01/31	333,974
621,467	7.000		01/01/32	694,261
1,527,540	6.000		12/01/32	1,651,611
460,919	5.282	(b)	02/01/33	489,417
1,797,760	5.000		07/01/33	1,875,599
787,615	5.136	(b)	10/01/34	825,595
2,231,418	5.074	(b)	02/01/35	2,361,395
GNMA
230,640	8.000		02/15/22	264,390
106,789	7.500		08/20/25	120,026
440,714	7.500		07/20/26	495,027
522,612	6.500		04/15/31	570,825
518,747	6.500		05/15/31	566,604
2,261,430	5.500		04/15/33	2,410,997

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 24,286,788

TOTAL MORTGAGE-BACKED OBLIGATIONS				$228,341,836

Corporate Obligations – 27.8%
Aerospace/Defense – 0.5%
Goodrich Corp.
1,000,000	4.875%		03/01/20	1,015,291
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,109,545

				3,124,836

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600		03/01/17	1,579,245
PepsiCo, Inc.
2,500,000	4.500		01/15/20	2,508,062

				4,087,307

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Cable TV – 0.9%
Comcast Corp.
$1,500,000	5.700%	07/01/19	$ 1,586,176
1,250,000	6.400	05/15/38	1,286,733
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,208,100

			5,081,009

Chemicals – 0.2%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,006,284

Commercial Banks – 2.5%
Barclays Bank PLC
2,000,000	5.125	01/08/20	1,976,648
Credit Suisse AG
3,000,000	5.400	01/14/20	2,996,010
Credit Suisse New York
1,500,000	5.000	05/15/13	1,616,767
KeyBank NA
2,540,000	5.800	07/01/14	2,575,199
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,060,536
Wachovia Corp.
3,125,000	5.300	10/15/11	3,320,291

			14,545,451

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,474,203

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	1,073,232

Diversified Manufacturing – 0.2%
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,223,168

Electric – 2.1%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,866,705
Connecticut Light & Power Co.
415,000	5.650	05/01/18	445,794
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,701,429
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,588,754
PacifiCorp
2,400,000	5.650	07/15/18	2,594,090
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,555,362
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,767,537

			12,519,671

Financial – 7.7%
Bank of America Corp.
2,700,000	6.000	09/01/17	2,800,942
1,270,000	5.650	05/01/18	1,281,935
Bank One Corp.(b)
1,000,000	8.530	03/01/19	1,094,470
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,286,073
1,000,000	7.250	02/01/18	1,146,781

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Citigroup, Inc.
$2,600,000	6.500%	01/18/11	$ 2,721,571
2,750,000	6.010	01/15/15	2,862,073
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,536,592
General Electric Capital Corp.(b)
3,525,000	6.375	11/15/67	3,097,594
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,350,533
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,724,245
Metropolitan Life Insurance Co.(a)
6,035,000	7.700	11/01/15	6,677,824
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,842,975
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,653,267
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,933,517
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	1,959,788
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,762,543

			45,732,723

Food – 0.6%
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,700,826
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,076,572

			3,777,398

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,874,503

Industrial – 0.4%
Receipts on Corporate Securities Trust NSC-1998-1
2,260,341	6.375	05/15/17	2,313,053

Insurance – 0.8%
Aegon NV
2,650,000	4.625	12/01/15	2,650,310
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,056,698

			4,707,008

Multimedia – 1.3%
AOL Time Warner
3,170,000	6.750	04/15/11	3,371,422
CBS Corp.
2,600,000	8.200	05/15/14	3,019,047
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,084,473

			7,474,942

Oil & Gas – 1.3%
Apache Corp.
1,250,000	7.375	08/15/47	1,575,061
Praxair, Inc.
1,500,000	3.250	09/15/15	1,526,370
Tosco Corp.
2,095,000	8.125	02/15/30	2,629,881

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Valero Energy Corp.
$2,000,000	6.875%	04/15/12	$2,194,354

			7,925,666

Pharmaceuticals – 0.4%
Express Scripts, Inc.
2,000,000	5.250	06/15/12	2,145,826

Real Estate – 1.5%
AMB Property LP
2,000,000	6.125	12/01/16	2,045,106
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,223,740
ProLogis
2,280,000	5.250	11/15/10	2,299,296
Simon Property Group LP
1,000,000	6.750	05/15/14	1,111,765
2,000,000	4.200	02/01/15	2,032,224

			8,712,131

Retail – 0.4%
Target Corp.
1,000,000	5.125	01/15/13	1,081,168
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,349,984

			2,431,152

Software – 0.4%
Adobe Systems, Inc.
2,700,000	4.750	02/01/20	2,693,614

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,898,730

Telecommunications – 0.4%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,564,583

Toys – 0.2%
Hasbro, Inc.
1,000,000	6.125	05/15/14	1,096,839

Utilities – 1.4%
GTE Corp.
5,310,000	6.840	04/15/18	5,862,824
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,163,696

			8,026,520

Yankee – 2.5%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	849,208
955,000	5.250	12/15/15	1,048,672
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,321,399
Deutsche Telekom International Finance BV
2,000,000	4.875	07/08/14	2,123,890
France Telecom SA
1,286,000	7.750	03/01/11	1,378,228

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
Swiss Bank Corp.
$7,335,000	7.375%	06/15/17	$ 7,823,012

			14,544,409

TOTAL CORPORATE OBLIGATIONS			$164,054,258

U.S. Government Agency Obligations — 8.1%
FFCB
5,000,000	2.625%	04/17/14	5,065,130
6,135,000	4.500	05/06/14	6,674,230
2,860,000	5.190	04/22/21	3,027,273
FHLB
5,000,000	1.750	08/22/12	5,045,060
5,000,000	4.500	09/16/13	5,428,700
1,915,000	5.375	08/15/24	2,140,443
2,650,000	7.125	02/15/30	3,310,674
FHLMC
5,000,000	1.750	06/15/12	5,062,515
52,112	6.000	12/01/13	55,709
3,110,000	2.875	02/09/15	3,141,060
5,000,000	5.000	02/16/17	5,501,765
2,500,000	6.750	03/15/31	3,111,332

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 47,563,891

Government Guarantee Obligations(d) — 2.2%
Citigroup Funding, Inc.
5,000,000	1.875%	10/22/12	5,039,445
Morgan Stanley & Co.
2,800,000	2.250	03/13/12	2,863,336
Oriental Bank & Trust
3,000,000	2.750	03/16/12	3,091,503
U.S. Bancorp
2,000,000	2.250	03/13/12	2,046,930

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 13,041,214

Shares	Description	Rate	Value
Investment Companies(b) — 2.0%
Vanguard Intermediate-Term Investment Grade Fund
263,085		4.370%	2,578,234
Vanguard Long-Term Investment Grade Fund
1,046,484		5.770	9,460,216

TOTAL INVESTMENT COMPANIES			$ 12,038,450

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 2.6%
Repurchase Agreement(e) – 2.6%
State Street Bank & Trust Co.
$15,199,000	0.010%	02/01/10	$15,199,000
Maturity Value: $15,199,013

TOTAL INVESTMENTS – 100.3%	$591,583,187

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%	(1,598,061)

NET ASSETS – 100.0%	$589,985,126

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,995,595, which represents approximately 5.9% of net assets as of January 31, 2010.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2010.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $15,515,000 U.S. Treasury Bill, 0.000%, due 07/15/10 with a market value of $15,505,691.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31,2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$570,039,055
Gross unrealized gain	36,317,830
Gross unrealized loss	(14,773,698)
Net unrealized security gain	$21,544,132

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.1%
Commercial – 1.4%
Small Business Administration Series 2006-P10B, Class 1
$1,559,330	5.681%	08/10/16	$1,672,996

Home Equity(a) – 0.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.681	04/25/34	547,995
Lehman XS Trust Series 2005-7N, Class 1A1A
396,304	0.501	12/25/35	264,118

			812,113

TOTAL ASSET-BACKED SECURITIES			$2,485,109

Mortgage-Backed Obligations – 40.0%
Collateralized Mortgage Obligations – 31.8%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
637,217	5.010%	10/25/34	580,165
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
158,864	4.956	09/20/34	164,415
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
298,916	3.466	09/25/34	265,416
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
1,806,048	5.250	12/25/33	1,815,423
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
500,000	5.375	01/25/35	453,330
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
532,624	4.750	12/25/18	506,051
Countrywide Home Loans, Inc. Series 2002-34, Class A14
837,773	4.750	01/25/33	848,689
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
89,285	5.000	02/25/18	91,601
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
619,025	3.747	11/19/33	575,011
FHLMC PAC Series 023, Class PK
485,603	6.000	11/25/23	513,468
FHLMC REMIC PAC Series 041, Class F
90,971	10.000	05/15/20	100,442
FHLMC REMIC PAC Series 159, Class H
33,809	4.500	09/15/21	33,878
FHLMC REMIC PAC Series 2022, Class PE
116,736	6.500	01/15/28	125,989
FHLMC REMIC PAC Series 2109, Class PE
394,190	6.000	12/15/28	427,949
FHLMC REMIC PAC Series 2345, Class PQ
57,898	6.500	08/15/16	62,720
FHLMC REMIC PAC Series 2522, Class PE
735,757	5.500	03/15/22	777,508
FHLMC REMIC PAC Series 2524, Class PD
534,581	5.500	12/15/31	566,608
FHLMC REMIC PAC Series 2561, Class PE
617,172	5.500	09/15/28	624,758
FHLMC REMIC PAC Series 2594, Class OR
172,559	4.250	06/15/32	176,719

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2628, Class PV
$ 334,480	3.750%	10/15/16	$ 338,562
FHLMC REMIC PAC Series 2668, Class OE
725,000	5.000	10/15/28	766,198
FHLMC REMIC PAC Series 2695, Class AT
516,218	4.000	10/15/26	525,176
FHLMC REMIC PAC Series 2698, Class LE
498,040	5.500	02/15/29	503,946
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,049,879
FHLMC REMIC PAC Series 2763, Class PC
706,519	4.500	08/15/16	721,990
FHLMC REMIC PAC Series 2765, Class JN
670,699	4.000	05/15/19	681,672
FHLMC REMIC PAC Series 2859, Class PC
357,846	5.500	11/15/27	361,779
FHLMC REMIC PAC Series 2904, Class PB
525,000	5.500	03/15/28	541,913
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,005,104
FHLMC REMIC PAC Series 3078, Class PA
407,391	5.500	07/15/24	411,603
FHLMC REMIC PAC Series 3079, Class MA
567,873	5.000	11/15/24	577,061
FHLMC REMIC PAC Series 3117, Class PC
726,994	5.000	06/15/31	770,530
FHLMC REMIC Series 2534, Class HB
800,000	5.000	10/15/16	833,908
FHLMC REMIC Series 2584, Class LX
222,827	5.500	12/15/13	226,609
FHLMC REMIC Series 2619, Class YP
658,889	3.500	03/15/16	670,214
FHLMC REMIC Series 2642, Class DA
958,759	5.000	05/15/22	1,007,158
FHLMC REMIC Series 2664, Class MA
734,912	5.000	04/15/30	763,362
FHLMC REMIC Series 2830, Class DA
712,487	5.000	07/15/19	722,302
FHLMC REMIC Series 2892, Class UJ
1,409,507	4.000	12/15/11	1,420,359
FHLMC REMIC Series 2972, Class CA
685,194	4.500	05/15/20	715,320
FHLMC REMIC Series 3131, Class BA
425,192	5.500	11/15/24	447,355
FHLMC REMIC Series 3146, Class GA
466,833	5.500	11/15/24	491,619
First Horizon Mortgage Pass-Through Trust Series 2004-6, Class 1A1
539,991	5.000	11/25/34	540,043
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
41,905	0.000	06/25/22	36,551
FNMA REMIC PAC Series 1992-129, Class L
252,101	6.000	07/25/22	267,740
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
26,332	0.000	10/25/22	26,064
FNMA REMIC PAC Series 1998-36, Class J
151,841	6.000	07/18/28	163,381
FNMA REMIC PAC Series 2001-71, Class MB
340,505	6.000	12/25/16	367,522
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	599,143

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 578,680	4.000%	03/25/33	$ 600,630
FNMA REMIC PAC Series 2003-29, Class QE
1,000,000	5.000	04/25/16	1,023,750
FNMA REMIC PAC Series 2003-74, Class PR
354,690	4.000	11/25/25	356,498
FNMA REMIC PAC Series 2005-102, Class PB
623,510	5.000	03/25/27	636,665
FNMA REMIC Series 1991-137, Class H
118,161	7.000	10/25/21	131,161
FNMA REMIC Series 1993-182, Class FA(a)
38,683	3.120	09/25/23	38,639
FNMA REMIC Series 1993-183, Class K
34,883	6.500	07/25/23	35,258
FNMA Series 2003-W17, Class 1A6
88,237	5.310	08/25/33	93,462
GNMA Series 1998-12, Class EB
207,399	6.500	05/20/28	215,100
GNMA Series 2001-53, Class F(a)
43,671	0.581	10/20/31	43,625
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	5.147	01/25/36	772,559
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
528,781	5.523	10/25/34	451,040
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
636,729	3.012	04/21/34	613,315
Master Asset Securitization Trust Series 2003-6, Class 9A1
298,052	4.250	07/25/33	293,359
Master Asset Securitization Trust Series 2004-3, Class 5A1
90,491	6.250	01/25/32	90,830
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
119,945	4.085	09/25/34	109,948
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
494,859	4.750	04/25/34	477,864
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
349,137	5.000	05/25/18	354,701
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
52,515	6.250	12/25/23	52,436
Sequoia Mortgage Trust Series 10, Class 1A(a)
206,070	0.631	10/20/27	176,679
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
359,615	0.891	06/20/33	289,880
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,250,838	5.500	07/25/33	1,259,242
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,267,742	3.049	10/25/33	1,159,208
Vendee Mortgage Trust Series 1996-2, Class 1Z
254,423	6.750	06/15/26	274,578
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
320,874	5.750	12/25/32	307,698
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS4, Class 2A3
693,755	5.000	02/25/33	695,297
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
1,006,059	5.750	09/25/18	980,907

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
$ 221,621	5.000%		06/25/18	$ 225,560

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$38,024,092

Commercial Mortgage Obligations – 3.7%
GNMA REMIC Series 2004-51, Class A
129,392	4.145		02/16/18	130,563
GNMA Series 2004-09, Class A
443,067	3.360		08/16/22	446,074
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,787,408
GNMA Series 2004-45, Class A
835,790	4.020		12/16/21	855,158
GNMA Series 2004-60, Class C(a)
1,150,000	5.240		03/16/28	1,223,157

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 4,442,360

Mortgage-Backed Pass-Through Obligations – 4.5%
FHLMC
160,878	5.500		08/01/17	172,974
441,809	5.500		09/01/21	475,027
112,361	6.000		10/01/23	121,207
634,830	5.000		05/01/27	666,255
FNMA
105,628	6.500		09/01/13	114,260
158,025	10.500		11/01/15	172,465
167,920	6.000		07/01/16	181,359
614,803	5.500		05/01/19	661,606
613,745	5.500		06/01/20	660,467
7,931	5.195	(a)	08/01/23	8,127
3,975	9.000		07/01/24	4,524
11,745	3.097	(a)	12/01/28	12,118
90,593	7.000		11/01/31	101,204
659,753	6.000		07/01/33	713,340
776,301	3.466	(a)	02/01/34	798,244
367,260	5.136	(a)	10/01/34	384,969
GNMA
14,828	8.000		07/15/17	16,541
476	4.125	(a)	11/20/24	492
1,054	4.125	(a)	12/20/24	1,102
16,509	4.375	(a)	04/20/26	17,013
15,080	3.625	(a)	08/20/26	15,452
18,507	4.375	(a)	01/20/28	19,066

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 5,317,812

TOTAL MORTGAGE-BACKED OBLIGATIONS				$47,784,264

U.S. Government Agency Obligations – 36.7%
FFCB
237,000	6.890%		09/13/10	246,570
1,000,000	3.875		10/07/13	1,067,470
1,600,000	2.625		04/17/14	1,620,842
1,170,000	3.000		09/22/14	1,193,030
150,000	4.700		08/10/15	162,161
250,000	7.000		09/01/15	302,210
500,000	6.125		12/29/15	582,217

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
FHLB
$ 750,000	5.000%	03/11/11	$ 784,948
1,640,000	3.375	06/24/11	1,696,980
1,250,000	4.750	12/09/11	1,333,735
1,000,000	3.500	03/08/13	1,055,061
1,500,000	5.125	08/14/13	1,660,938
1,000,000	3.625	10/18/13	1,056,136
1,560,000	5.250	06/18/14	1,742,224
1,000,000	5.250	09/12/14	1,112,281
250,000	5.375	05/15/19	273,268
FHLMC
2,000,000	4.875	02/09/10	2,002,102
3,700,000	5.000	10/18/10	3,816,683
875,000	2.125	09/21/12	892,583
1,500,000	4.625	10/25/12	1,628,718
800,000	4.000	06/12/13	852,452
1,560,000	2.500	01/07/14	1,577,140
1,600,000	2.500	04/23/14	1,613,110
790,000	5.000	07/15/14	873,507
1,000,000	4.500	01/15/15	1,086,557
1,200,000	2.875	02/09/15	1,211,984
FNMA
1,000,000	6.000	05/15/11	1,070,017
1,000,000	6.125	03/15/12	1,105,559
850,000	3.625	02/12/13	900,192
1,500,000	4.375	03/15/13	1,622,226
1,600,000	2.500	05/15/14	1,614,408
2,000,000	3.000	09/16/14	2,043,284
2,000,000	2.625	11/20/14	2,002,930
1,000,000	4.375	10/15/15	1,073,789
Tennessee Valley Authority
900,000	6.790	05/23/12	1,012,065

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$43,889,377

Government Guarantee Obligations(c) – 7.8%
Financial – 7.8%
Citibank NA
900,000	1.375%	08/10/11	908,376
GMAC, Inc.
1,000,000	2.200	12/19/12	1,015,981
JPMorgan Chase & Co.
800,000	3.125	12/01/11	832,253
Keybank National Association
400,000	3.200	06/15/12	418,075
Morgan Stanley & Co.
800,000	2.900	12/01/10	817,557
750,000	2.250	03/13/12	766,965
Regions Bank
1,000,000	3.250	12/09/11	1,043,016
U.S. Bancorp
750,000	2.250	03/13/12	767,599
1,000,000	1.800	05/15/12	1,012,978
U.S. Central Credit Union
900,000	1.900	10/19/12	908,043
Wells Fargo & Co.
800,000	3.000	12/09/11	830,302

			9,321,145

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 9,321,145

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 7.9%
United States Treasury Inflation Protected Securities
$1,203,140	3.000%	07/15/12	$ 1,302,870
1,170,750	2.000	01/15/14	1,250,325
1,147,630	2.000	07/15/14	1,229,309
United States Treasury Notes
1,000,000	4.125	08/15/10	1,021,133
2,000,000	4.500	11/15/10	2,066,562
2,000,000	5.125	06/30/11	2,130,312
435,000	4.500	04/30/12	469,086

TOTAL U.S. TREASURY OBLIGATIONS			$ 9,469,597

Short-term Investment – 4.5%
Repurchase Agreement(d) – 4.5%
State Street Bank & Trust Co.
$5,439,000	0.010%	02/01/10	$ 5,439,000
Maturity Value: $5,439,005

TOTAL INVESTMENTS – 99.0%			$118,388,492

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			1,156,549

NET ASSETS – 100.0%			$119,545,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2010.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s ("FDIC") Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $5,555,000 U.S. Treasury Bill, 0.000%, due 07/15/10 with a market value of $5,551,667.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31,2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$115,710,775
Gross unrealized gain	3,465,282
Gross unrealized loss	(787,565)
Net unrealized security gain	$2,677,717

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 100.6%
Alabama – 1.5%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (NR/NR)
$ 760,000	4.700%	08/15/11	$ 761,999
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aa3)
650,000	5.500	07/01/12	704,665
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (A/A3)
1,005,000	5.000	06/01/16	1,058,958
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aa3)
65,000	4.500	07/01/23	66,084

			2,591,706

Alaska – 0.9%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding Greater Fairbanks) Series C (A/NR)
1,000,000	4.500	04/01/18	1,000,620
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AA-/A2)(a)
500,000	0.000	06/30/10	498,370

			1,498,990

Arizona – 10.3%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	700,525
750,000	4.750	01/01/22	750,555
1,000,000	5.000	01/01/25	1,003,830
Arizona School Facilities Board Certificates of Participation (A+/A2)
2,810,000	5.125	09/01/21	2,985,091
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
1,020,000	5.000	07/01/13	1,111,239
2,000,000	5.000	07/01/14	2,188,300
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,242,708
500,000	5.250	05/15/22	507,655
Pima County AZ Certificates of Participation Series 2009 (A+/A1)
500,000	4.000	06/01/12	527,420
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	932,446
335,000	5.000	07/01/18	357,974
350,000	5.000	07/01/19	370,675
1,100,000	5.125	07/01/22	1,159,477
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (A+/Baa1)
1,070,000	5.000	08/01/27	1,121,039
Tucson AZ GO Bonds (Refunding) (FGIC) (AA-/Aa3)
535,000	4.000	07/01/15	587,591
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A- /A2)
1,000,000	5.000	07/01/19	1,052,410
500,000	5.000	07/01/20	523,930
1,000,000	5.000	07/01/21	1,051,110

			18,173,975

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
$ 535,000	5.480%	09/01/17	$ 542,747

California – 2.2%
Port Oakland CA Revenue Bonds Series C (A/A3)
600,000	5.000	11/01/16	661,578
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (MBIA) (AA/Aa2)(a)
880,000	0.000	09/01/23	448,272
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A+/Baa1)
800,000	5.250	02/01/23	836,872
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (A/Baa1)
1,810,000	5.700	02/01/22	1,924,935

			3,871,657

Colorado – 2.0%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
120,000	5.250	06/01/11	123,693
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	972,950
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
600,000	4.200	11/01/18	603,024
430,000	4.350	11/01/19	430,301
450,000	4.600	11/01/20	455,724
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AA-/Aa3)(a)
100,000	0.000	03/01/10	99,959
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)(b)
485,000	5.400	11/15/17	581,622
Westminster CO Certificates of Participation (Refunding) (MBIA) (AA-/Baa1)
250,000	4.500	12/01/23	258,600

			3,525,873

District Of Columbia – 0.3%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (NR/Aa3)
555,000	5.750	07/01/11	570,557

Florida – 9.2%
Bay County FL School Board Certificates of Participation (Master Lease Program) Series A (AMBAC) (NR/NR)
1,090,000	5.000	07/01/25	1,077,269
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	886,979
Florida Housing Finance Corp. Revenue Bonds (Homeowner Mortgage) Series 2 (GNMA/FNMA/FHLMC) (AA+/Aa1)
1,000,000	4.400	07/01/24	985,690
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (A/Baa1)
1,000,000	5.000	10/01/20	1,015,190
Florida State Community Services Corp.Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,330,000	5.500	03/01/14	1,394,106

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Florida State Municipal Power Agency Revenue Bonds (Stanton Project) Series A (NR/A1)
$1,175,000	5.000%	10/01/18	$ 1,269,164
Highlands County FL School Board Certificates of Participation (NR/Baa1)
1,055,000	4.750	03/01/24	947,337
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa2)
50,000	5.500	07/01/21	58,112
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A-1 (A-/A2)
1,000,000	5.000	10/01/22	1,021,500
1,000,000	5.500	10/01/25	1,040,020
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,106,230
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/A1)
2,000,000	5.000	10/01/21	2,090,440
Ocala FL Utility System Revenue Bonds Series A (NR/A1)
540,000	5.000	10/01/17	587,558
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA-/A1)
1,000,000	5.000	08/01/16	1,076,830
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/A2)
465,000	5.000	06/01/15	493,379
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA-/A1)
1,000,000	5.500	08/01/15	1,110,260

			16,160,064

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (A/Baa1)
90,000	6.100	10/01/19	99,183
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (A/Aa3)
55,000	5.500	08/01/23	63,270
Gainesville & Hall County Hospital Authority Revenue Bonds Anticipation Certificates (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	495,915

			658,368

Illinois – 5.2%
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (A/A1)
1,000,000	5.250	12/01/18	1,111,000
Chicago IL Wastewater Transmission Revenue Bonds (Refunding) Series 1993 (FGIC) (A/A1)
1,080,000	5.375	01/01/13	1,143,612
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,084,000
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (A/Baa1)
2,000,000	5.250	12/01/22	1,961,460
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (A+/A1)
1,685,000	5.000	07/01/21	1,715,280

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
$ 100,000	5.250%	04/01/22	$ 98,755
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	648,310
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa3)
255,000	3.700	02/01/13	258,692
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/A3)
600,000	5.125	06/01/11	600,966
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aa3)(a)
635,000	0.000	11/01/13	579,660

			9,201,735

Indiana – 10.8%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	684,714
615,000	5.000	11/01/16	702,884
Clark Pleasant IN Middle School Building Corp. Revenue Bonds (First Mortgage) (AA+/NR)
975,000	4.250	01/15/17	1,043,347
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	939,743
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	394,879
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (A+/NR)
1,740,000	5.250	07/15/16	1,855,171
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aa3)
1,100,000	5.800	02/01/20	1,102,783
Franklin IN Community Multi-School Building Corp. Revenue Bonds (First Management) (MBIA) (A/NR)
500,000	5.000	07/15/21	534,175
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	419,246
120,000	5.000	08/01/14	132,035
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,198,509
Indianapolis IN Local Public Improvement Bond Bank Revenue Bonds (Refunding) Series 2005-E (AMBAC) (NR/Aa3)
2,000,000	5.000	01/01/15	2,239,500
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,510,080
Indianpolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	708,280
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aa3)
375,000	4.250	07/15/17	396,480
Mun-Del Building Corp. Delaware County IN Revenue Bonds (Refunding-First Mortgage) (A/NR)
830,000	3.000	07/05/13	844,342
750,000	3.000	01/05/14	760,268
585,000	3.000	07/05/14	588,855

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
SouthWest Allen IN Multi School Building Corp. Revenue Bonds (First Mortgage) Series A (MBIA) (NR/A1)
$2,890,000	5.000%	01/15/20	$ 2,997,306

			19,052,597

Iowa – 0.4%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	138,283
480,000	5.125	06/01/18	402,845
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
180,000	4.300	07/01/16	182,668

			723,796

Kansas – 2.2%
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(c)
1,915,000	3.750	05/15/26	1,933,556
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	781,133
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (A/NR)
105,000	5.500	08/15/11	107,234
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	1,035,090

			3,857,013

Kentucky – 1.1%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,973,226

Louisiana – 6.1%
East Baton Rouge LA Mortgage Finance Authority Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (GNMA/FNMA/FHLMC) (NR/Aaa)
750,000	4.750	10/01/29	751,613
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (NR/NR)
2,755,000	5.250	12/01/18	2,764,450
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	4,984,000
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,110,769
1,245,000	5.000	02/01/30	1,098,488

			10,709,320

Maine – 0.8%
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non AMT) Series J (AA+/Aa1)
300,000	6.500	11/15/28	324,357

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non-AMT Non ACE) Series D (AA+/Aa1)
$1,000,000	4.100%	11/15/21	$ 997,170

			1,321,527

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,016
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa2)
60,000	6.500	07/15/19	73,300

			83,316

Michigan – 4.5%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (A+/A2)
550,000	4.000	05/01/14	557,958
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,548,405
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
1,080,000	5.500	02/01/18	1,174,338
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aa3)
390,000	5.125	11/01/12	412,893
Jenison MI Public Schools GO Bonds (Refunding) (MBIA) (A+/A1)
1,000,000	5.250	05/01/14	1,111,760
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AA/Baa1)
520,000	5.000	11/15/12	523,505
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
2,500,000	5.500	11/15/10	2,529,775

			7,858,634

Minnesota – 2.2%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series A (AA-/NR)
1,020,000	5.000	01/01/21	1,121,470
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
650,000	3.800	07/01/17	667,322
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/14	1,073,690
1,000,000	5.000	11/15/19	1,030,360

			3,892,842

Mississippi – 0.4%
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aa3)
605,000	5.000	07/01/17	669,178

Missouri – 2.7%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A2)(a)
400,000	0.000	02/01/12	378,868
500,000	0.000	02/01/13	455,595
110,000	0.000	02/01/14	94,941
125,000	0.000	02/01/15	101,616
305,000	0.000	02/01/17	218,883
1,000,000	0.000	02/01/18	672,760

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A+/NR)
$1,070,000	5.000%	04/01/19	$1,102,175
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	275,721
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,038,360
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	469,220

			4,808,139

Montana – 0.3%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
275,000	4.350	06/01/16	272,140
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
285,000	4.350	12/01/16	281,837

			553,977

Nebraska – 0.7%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Childrens Hospital) (NR/A2)
500,000	6.000	08/15/22	540,825
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
115,000	4.300	09/01/14	114,618
165,000	4.350	03/01/15	164,030
100,000	4.350	09/01/15	99,361
100,000	4.400	09/01/16	99,320
University of Nebraska Revenue Bonds (Lincoln-Student Fees & Facilities) Series A (AA/Aa2)
160,000	5.250	07/01/34	169,930

			1,188,084

Nevada – 0.1%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	102,850

New Hampshire – 0.4%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortagage) (Non AMT) (NR/Aa2)
720,000	5.300	07/01/28	752,587

New Jersey – 1.2%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,030,500
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aa3)
100,000	5.750	02/15/21	97,496

			2,127,996

New Mexico – 1.8%
Albuquerque NM Airport Revenue Bonds (Refunding-Subordinated Lien) Series E (A/A1)
2,000,000	5.000	07/01/14	2,216,380
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	518,595

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Mexico – (continued)
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Class I-B-2 (GNMA/FNMA/FHLMC) (AAA/NR)
$ 405,000	4.000%	09/01/19	$ 405,020
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,047

			3,150,042

New York – 1.5%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A3)
150,000	5.500	11/15/18	165,603
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,097,880
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/A1)
325,000	5.750	07/01/13	349,459
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
75,000	7.375	05/15/10	76,475

			2,689,417

North Dakota – 1.4%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
1,000,000	5.000	05/01/23	1,061,520
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	545,737
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	626,307
North Dakota State Housing Finance Agency Revenue Bonds (Housing Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	286,898

			2,520,462

Ohio – 5.1%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,371,487
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (A+/A2)
830,000	4.500	12/01/21	857,689
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (NR/NR)
2,485,000	5.000	06/01/12	2,502,892
Mid-East OH Career & Technology Centers Certificates of Participation (AA-/NR)
575,000	4.000	12/01/17	584,258
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	585,239
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	464,434
1,000,000	5.000	05/01/18	1,088,630
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (A/A2)(a)
1,025,000	0.000	12/01/16	816,433
1,035,000	0.000	12/01/17	779,790

			9,050,852

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – 3.1%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A- /NR)
$1,000,000	4.000%	09/01/13	$ 1,049,270
1,000,000	4.850	09/01/18	1,039,800
1,000,000	5.000	09/01/19	1,043,270
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,123,060
Tulsa OK Industrial Authority Student Housing Revenue Bonds ( University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	154,143

			5,409,543

Oregon – 2.1%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,105,000	4.350	07/01/18	1,131,177
1,270,000	4.400	07/01/19	1,290,498
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	383,824
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	961,983

			3,767,482

Pennsylvania – 2.5%
Greater Latrobe PA School Building Authority Revenue Bonds (Refunding) Series B (FGIC) (NR/A1)
1,140,000	5.000	04/01/13	1,235,110
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aa3)
765,000	4.500	03/01/13	766,890
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,089,848
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,229,809

			4,321,657

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (A/A3)
10,000	5.000	07/01/20	10,294

Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	179,845
205,000	5.800	12/01/14	202,862
125,000	5.900	12/01/15	123,476
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	189,083

			695,266

South Carolina – 1.9%
Florence SC Water & Sewer Revenue Bonds (AMBAC) (A+/A1)
390,000	7.500	03/01/11	395,967

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/A2)
$ 550,000	5.250%	12/01/22	$ 567,782
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	772,436
Scago Public Facilities Corp. for Georgetown County SC (Refunding-Georgetown County Project) Series A (A+/A2)
1,000,000	5.000	12/01/18	1,066,040
Spartanburg County SC School District No. 007 Lease Revenue Bonds (McCarthy Teszler Project) (XLCA) (NR/NR)
500,000	5.000	03/01/22	500,290

			3,302,515

South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
185,000	5.150	05/01/11	185,555
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aa3)
120,000	4.300	11/01/10	120,554
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (A/A1)
660,000	5.000	09/01/10	675,946

			982,055

Tennessee – 0.5%
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AA-/A1)
700,000	5.500	11/01/11	743,267
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA+/Aa1)
220,000	4.250	01/01/14	219,993

			963,260

Texas – 7.6%
Brownsville TX GO Bonds (Refunding) Series 2005 (A+/A2)
1,000,000	5.000	02/15/21	1,055,900
710,000	5.000	02/15/22	747,026
Clint TX Independent School District GO Bonds (Refunding) (A/NR)
945,000	3.000	02/15/13	978,330
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aa3)
375,000	5.000	07/15/12	407,873
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	135,799
Garland TX Electric Utility System Revenue Bonds Series 2009 (A+/NR)
1,000,000	5.000	03/01/13	1,085,980
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	253,182
590,000	5.000	02/15/24	620,249
620,000	5.000	02/15/25	646,641
Houston TX Airport System Revenue Bonds (Refunding-Senior Lien) Series A (AA-/Aa3)
1,500,000	5.250	07/01/29	1,568,370
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (A+/A1)
1,000,000	5.375	04/15/13	1,048,960

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Houston TX Utility System Revenue Bonds (Refunding Combined First Lien) Series B (FGIC) (AA/A1)
$ 500,000	5.000%	11/15/18	$ 544,995
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AA-/A1)
660,000	5.250	03/01/21	727,056
San Antonio TX GO Bonds (General Improvement) (AAA/Aa1)(b)
10,000	6.000	02/01/10	10,000
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
330,000	5.250	10/01/21	342,395
Texas State Department of Housing & Community Affairs Residential Mortgage Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,000,000	5.100	07/01/29	1,020,630
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
145,000	4.600	09/01/19	142,680
Texas State GO Bonds (College Student Loan) Series 2002 (AA+/Aa1)
900,000	5.000	08/01/11	945,423
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/A1)
675,000	5.500	07/01/24	742,136
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A3)
300,000	4.500	02/15/16	322,434

			13,346,059

Utah – 0.5%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
490,000	3.600	07/01/15	495,037
445,000	3.850	07/01/16	450,799

			945,836

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (A/NR)
1,000,000	5.250	07/15/17	1,088,950

Washington – 2.5%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AA+/Baa1)
750,000	4.500	06/01/22	774,060
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aa1)(b)
330,000	5.375	06/01/12	365,151
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	1,026,640
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,559,548
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	170,205
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	548,760

			4,444,364

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
West Virginia – 0.1%
West Virginia Higher Education Policy Commission Revenue Bonds (Community & Technical College-Capital Improvement) Series A (AAA/A2)
$ 150,000	5.000%	07/01/39	$147,720

Wisconsin – 1.7%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
115,000	5.000	12/01/14	122,912
350,000	5.000	12/01/15	369,880
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	772,191
Pleasant Prairie Wisconsin GO Bonds (Promissory Notes) Series F (AA/A1)
400,000	4.500	09/01/17	444,976
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
230,000	4.375	05/01/12	245,854
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,056,860

			3,012,673

Wyoming – 0.5%
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
20,000	5.150	12/01/10	20,189
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	164,992
280,000	4.250	12/01/14	279,986
385,000	4.300	12/01/15	383,999

			849,166

TOTAL MUNICIPAL BOND OBLIGATIONS			$177,168,367

Short-term Investments – 0.9%
Repurchase Agreements(d) – 0.9%
State Street Bank & Trust Co.
$1,561,000	0.010%	02/01/10	$1,561,000
Maturity Value: $1,561,001

TOTAL INVESTMENTS – 101.5%			$178,729,367

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(2,554,977)

NET ASSETS – 100.0%			$176,174,390

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.

(d)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $1,595,000 U.S. Treasury Bill, 0.000%, due 07/15/10 with a market value of $1,594,043.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Investment Abbreviations:
ACE	— Adjusted Common Equity
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$174,805,463
Gross unrealized gain	4,658,580
Gross unrealized loss	(734,676)
Net unrealized security gain	$3,923,904

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.9%
Arizona – 1.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,003,830
Pima County AZ Certificates of Participation (A+/A1)
500,000	4.000	06/01/12	527,420
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,210,810
1,215,000	5.150	07/01/24	1,269,748

			4,011,808

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	650,455

Florida – 0.4%
Florida Housing Finance Corp. Revenue Bonds (Homeowner Mortgage) Series 2 (FHLMC/FNMA/GNMA) (AA+/Aa1)
1,000,000	3.850	07/01/19	988,300

Idaho – 0.4%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
995,000	5.250	07/01/29	1,024,741

Illinois(a) – 0.2%
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (Unrefunded-Capital Appreciation) Series A (A/A3)
500,000	0.000	06/15/12	475,545

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	535,120

Iowa – 0.5%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
1,125,000	5.000	07/01/23	1,171,170

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
495,000	5.750	07/01/39	516,344

Louisiana – 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding- Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,596,080
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	6,977,600

			8,573,680

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
500,000	5.500	11/15/10	505,955
River Rouge MI School District GO Bonds (Refunding) (MBIA) (FGIC) (AA-/Aa3)
1,000,000	5.000	05/01/19	1,044,740

			1,550,695

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 89.0%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
$ 150,000	4.000%	03/01/17	$ 157,598
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	155,985
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/20	2,149,340
1,000,000	5.250	07/01/28	1,026,170
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	267,043
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,642,128
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,080,310
1,250,000	5.000	03/01/19	1,340,112
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	345,492
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
500,000	5.250	03/01/17	580,585
1,000,000	5.250	03/01/21	1,087,530
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	216,054
215,000	1.900	03/01/14	215,654
220,000	2.250	03/01/15	220,132
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	970,129
400,000	5.250	06/01/12	426,300
1,000,000	5.250	06/01/13	1,076,300
1,550,000	5.500	06/01/16	1,635,033
Cass County MO Reorganized School District No. R-2 Raymore- Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,122,150
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,033,840
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,033,840
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,396,173
2,435,000	5.000	03/01/28	2,615,507
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	771,073
900,000	5.000	03/01/15	937,791
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	754,881
650,000	5.000	03/01/22	703,781

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
$ 810,000	5.200%	12/01/23	$ 812,414
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	431,216
Cole County MO Certificates of Participation (Jail Project) (NR/A1)
660,000	4.300	12/01/19	665,386
1,000,000	4.500	12/01/20	1,015,310
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA/A1)
230,000	4.700	10/01/10	230,058
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	404,469
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	350,397
560,000	5.000	08/01/12	613,592
485,000	5.000	08/01/15	510,535
500,000	5.000	08/01/16	522,145
450,000	5.000	08/01/17	467,518
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,199,167
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	781,893
935,000	5.000	03/01/18	1,036,850
945,000	5.000	03/01/19	1,037,119
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	416,358
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A2)
475,000	5.000	06/01/23	490,566
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
520,000	5.250	03/01/16	560,071
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
1,610,000	4.625	11/01/28	1,474,019
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
2,300,000	5.000	03/01/19	2,406,605
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,593,483
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,309,081
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,352,525
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/A1)
530,000	4.500	12/01/19	554,051
555,000	4.500	12/01/20	579,503
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/A1)
500,000	5.000	12/01/20	540,130
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,104,240

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
$ 500,000	5.000%	03/01/24	$ 552,365
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (AA-/A1)
1,350,000	5.000	12/01/11	1,441,435
1,360,000	5.000	12/01/22	1,428,041
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/A1)
2,540,000	5.500	12/01/12	2,651,354
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,076,300
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,038,540
2,000,000	5.000	03/01/19	2,068,900
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	454,982
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,269,949
Jefferson County MO Reorganized School District No. R-6 GO Bonds (Refunding Insured) (FGIC) (A/A2)(b)
530,000	5.000	03/01/10	531,972
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(b)
300,000	5.700	06/01/10	305,343
380,000	5.750	06/01/10	386,829
400,000	5.800	06/01/10	407,252
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	844,149
555,000	5.500	02/15/14	575,668
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,100,550
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa3)
1,000,000	5.500	07/01/11	1,066,400
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa3)
1,075,000	5.000	07/01/17	1,179,146
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A2)
1,575,000	5.500	04/01/23	1,758,944
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A2)
340,000	6.431	04/01/18	346,552
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A2)(a)
4,465,000	0.000	02/01/18	3,003,873
Kansas City MO Water Revenue Bonds Series A (AA+/A1)(b)
1,640,000	5.750	12/01/10	1,714,538
1,735,000	5.800	12/01/10	1,814,567
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/A1)(b)
1,885,000	5.000	12/01/11	2,035,159
Kirkwood MO Certificates of Participation (Build America Bonds Taxable Direct Payment) (NR/Aa3)
500,000	6.050	09/01/30	490,745
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa3)
750,000	5.000	02/15/19	800,430

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
$ 500,000	5.000%	03/01/20	$ 560,960
545,000	5.000	03/01/22	609,975
500,000	5.000	03/01/23	556,585
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	271,004
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/A1)
335,000	5.250	07/01/11	356,068
1,000,000	5.250	07/01/12	1,053,740
1,135,000	5.250	07/01/15	1,177,188
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/A1)
480,000	5.000	07/01/20	495,710
Mehville MO School District No. R-9 Certificates of Participation (FSA) (AAA/Aa3)
1,620,000	4.750	03/01/16	1,733,805
850,000	4.750	03/01/17	903,320
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA-/Aa3)
1,000,000	5.250	12/01/13	1,068,470
1,410,000	5.250	12/01/15	1,481,388
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	500,665
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aa3)
830,000	5.250	03/01/21	917,059
700,000	5.250	03/01/22	769,741
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,060,500
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A+/NR)
150,000	4.500	04/01/22	147,372
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A+/NR)
300,000	5.000	04/01/13	322,041
1,240,000	5.000	04/01/21	1,276,766
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	889,035
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A+/NR)
590,000	4.250	04/01/12	614,231
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A+/NR)
1,000,000	6.125	04/01/29	1,031,870
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(b)
430,000	5.200	03/01/10	431,514
1,035,000	5.300	03/01/10	1,038,726
680,000	5.600	03/01/10	682,604

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A+/NR)
$ 700,000	4.000%	11/01/13	$ 748,937
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (NR/NR)
445,000	5.600	04/01/11	447,136
1,500,000	6.000	04/01/22	1,502,715
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (NR/NR)
450,000	5.550	04/01/10	452,273
80,000	5.750	04/01/19	80,145
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	472,868
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,150,000	5.250	01/01/11	1,157,785
1,115,000	5.000	07/01/17	1,284,145
2,130,000	5.125	01/01/18	2,276,097
725,000	5.000	01/01/22	763,664
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
210,000	5.125	07/01/11	214,221
535,000	5.200	07/01/12	544,662
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,284,814
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,013,270
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,390,561
Missouri State Health & Educational Facilities Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,287,633
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/19	1,067,720
Missouri State Health & Educational Facility Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,289,900
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	157,697
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (NR/NR)
1,735,000	5.150	05/15/10	1,757,590
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	529,008
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,702,193
1,000,000	5.500	10/01/12	1,100,630
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
250,000	5.000	11/15/10	258,460
2,000,000	5.000	11/15/14	2,207,880

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
$ 500,000	5.000%	11/01/17	$ 523,640
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,170,256
1,545,000	5.000	02/15/20	1,684,575
120,000	4.750	11/15/37	120,630
Missouri State Highways & Transit Commission Road Revenue Bonds (Federal Reimbursement) Series A (AA+/Aa2)
1,115,000	2.250	05/01/15	1,125,459
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa2)
1,165,000	5.250	05/01/18	1,345,971
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
410,000	4.750	12/01/10	412,829
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
35,000	5.800	09/01/11	35,013
35,000	5.900	09/01/12	35,021
35,000	6.000	09/01/13	35,010
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner) Series E-1 (AMT) (FNMA/GNMA) (AAA/NR)
35,000	5.000	03/01/12	35,016
30,000	5.000	09/01/12	30,014
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,164,940
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	328,914
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (A/Baa1)
1,000,000	5.450	03/01/14	1,012,940
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (FSA) (AAA/Aa3)
1,430,000	5.250	03/01/21	1,568,367
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Baa1)
265,000	5.000	12/01/10	265,564
850,000	5.125	12/01/12	851,853
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,058,880
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/18	1,033,660
1,000,000	5.000	11/15/19	1,027,650
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,408,120
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A3)
2,875,000	5.000	06/01/20	2,984,480
O’ Fallon MO Certificates of Participation (MBIA) (NR/A1)
1,000,000	5.000	02/01/22	1,009,620
O’ Fallon MO Certificates of Participation (NR/A1)
2,130,000	5.250	11/01/17	2,326,429
1,000,000	5.250	11/01/18	1,084,500
2,000,000	5.250	11/01/19	2,158,080
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aa3)
740,000	4.900	03/01/16	756,842

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
$ 1,500,000	5.000%	03/01/19	$ 1,715,025
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (FSA) (AAA/Aa3)
440,000	5.000	03/01/22	479,895
Parkville MO GO Notes (Brink Meyer Road Temporary Notes) (SP- 1+/NR)
1,520,000	2.250	08/01/11	1,520,562
Parkville MO GO Notes (Brush Creek Drain Temporary Notes) (SP- 1+/NR)
2,570,000	2.250	08/01/11	2,570,951
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa3)
2,720,000	5.000	02/01/22	2,913,202
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	480,262
850,000	5.000	12/01/20	924,460
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aa3)
1,025,000	4.500	03/01/22	1,069,782
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	158,739
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	100,262
100,000	4.700	07/01/27	99,996
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,918,541
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	470,839
500,000	5.500	03/01/15	520,150
Sikeston MO Electric Revenue Bonds (Refunding) (A/Baa1)
530,000	5.000	06/01/22	530,170
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,294
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable-Improvement-Branson National Airport) (NR/Aa3)
540,000	6.750	03/01/28	553,570
575,000	6.850	03/01/29	592,566
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA/A1)
1,000,000	5.000	12/01/18	1,050,410
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
190,000	4.500	11/01/18	198,322
530,000	4.500	11/01/19	545,688
610,000	4.500	11/01/20	626,019
645,000	4.750	11/01/21	671,671
685,000	4.750	11/01/22	710,105
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	400,920
405,000	4.750	11/01/22	419,843
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa2)
2,585,000	5.000	02/15/17	2,986,787
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,107,534
100,000	5.200	12/01/31	104,223

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
$ 530,000	5.000%	12/01/12	$ 565,192
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	670,761
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
100,000	5.250	06/01/19	106,635
735,000	5.200	06/01/24	780,489
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	475,604
515,000	5.000	11/15/16	492,119
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	408,528
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)(b)
1,315,000	5.000	02/01/13	1,475,180
St. Louis County MO School District No. R-6 Direct Deposit Program GO Bonds (AAA/NR)(b)
1,000,000	5.000	02/01/11	1,046,840
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International Airport) Series A (A/Baa1)
1,955,000	4.000	07/01/10	1,971,930
St. Louis MO Airport Revenue Bonds (Refunding for Lambert International Airport) Series B (AMT) (FSA) (AAA/Aa3)
2,000,000	5.000	07/01/24	1,932,140
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (MBIA) (FGIC) (A/NR)
185,000	5.125	07/01/12	187,868
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (A/NR)
100,000	5.125	07/01/15	101,178
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
345,000	3.000	04/01/10	346,142
355,000	3.000	04/01/11	362,633
100,000	4.000	04/01/16	106,453
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (A/NR)
700,000	5.250	02/15/15	725,648
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(b)
900,000	5.500	02/01/12	962,802
St. Louis MO Parking Revenue Bonds (Taxable) Series B (A/Baa1)
100,000	5.140	12/15/14	102,281
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,614,097
Taney County MO Certificates of Participation (MBIA) (NR/A3)
1,095,000	4.500	04/01/17	1,119,780
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
1,100,000	5.000	03/01/18	1,155,924
1,050,000	5.000	03/01/21	1,181,407
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,071,960

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa2)
$ 375,000	5.375%	11/01/14	$ 398,981
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	231,482
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aa3)
1,000,000	5.250	03/01/13	1,124,590
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	733,906

			209,393,567

Nevada – 0.5%
Washoe County NV Highway Revenue Bonds (Motor Vehicle Fuel Tax) (AA-/A1)
1,000,000	5.500	02/01/28	1,049,150

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,628,010

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (A/A3)
555,000	5.000	07/01/22	566,827

Texas – 0.8%
Garland TX Electric Utility System Revenue Bonds (A+/NR)
1,015,000	5.000	03/01/14	1,109,060
Mansfield TX GO Certificates (AA/Aa3)
700,000	5.750	02/15/22	789,593

			1,898,653

Virginia – 0.5%
Virginia State Housing Development Authority Revenue Bonds Series Z (AA+/Aa1)
1,150,000	4.700	07/01/23	1,156,210

TOTAL MUNICIPAL BOND OBLIGATIONS			$235,190,275

Short-term Investments – 2.6%
Repurchase Agreements(c) – 2.6%
State Street Bank & Trust Co.
$6,094,000	0.010%	02/01/10	$ 6,094,000
Maturity Value: $6,094,005

TOTAL INVESTMENTS – 102.5%			$241,284,275

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%			(5,958,102)

NET ASSETS – 100.0%			$235,326,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $6,220,000 U.S. Treasury Bill, 0.000% due 07/15/10 with a market value of $6,216,268.

Security ratings disclosed are issued by Standard & Poor's Ratings Services/Moody's Investors Service. A description of the ratings is available in the Fund's Statement of Additional Information.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance
Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance
Corp.- Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$234,177,821
Gross unrealized gain	7,552,922
Gross unrealized loss	(446,468)
Net unrealized security gain	$7,106,454

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.4%
Arizona – 0.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 451,723

Colorado(a) – 0.6%
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
400,000	5.700	11/15/17	488,108

Indiana – 3.2%
Indiana Bank Revenue Bonds (Special Program-Clark Memorial Hospital) Series D (AA/NR)
1,095,000	5.000	02/01/17	1,168,803
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aa3)
1,300,000	5.000	01/15/31	1,337,869

			2,506,672

Iowa – 1.1%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
295,000	3.700	01/01/14	299,573
585,000	5.000	07/01/23	609,008

			908,581

Kansas – 84.4%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)
1,000,000	4.750	08/01/17	1,036,880
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	1,169,700
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	988,936
235,000	4.000	09/01/18	242,283
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/A2)
440,000	5.000	12/01/13	465,357
Derby KS GO Bonds Series A (AMBAC) (NR/A2)(a)
310,000	4.900	12/01/11	334,428
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/Baa1)
500,000	2.000	12/01/11	502,685
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12	1,513,031
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/A1)
1,000,000	5.000	08/01/12	1,098,560
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
495,000	5.000	09/01/15	555,756
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	806,180
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,057,140
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	584,670
1,770,000	5.000	10/01/18	1,898,148

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aa3)
$ 375,000	5.125%	04/01/11(a)	$ 396,045
625,000	5.125	10/01/16	644,075
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	995,938
975,000	5.000	10/01/23	1,043,825
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/A2)
200,000	5.000	03/01/15	223,398
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (FGIC) (AA/Aa3)
500,000	5.500	09/01/17	591,965
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	287,359
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aa2)
290,000	5.500	09/01/10	298,662
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	336,312
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	349,398
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,915,000	3.750	05/15/26	1,933,556
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/A1)
1,000,000	5.500	11/15/23	1,060,480
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/A1)
800,000	5.000	11/15/24	809,712
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
1,270,000	5.250	05/01/13	1,331,049
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aa3)(a)
500,000	5.000	10/01/10	515,845
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,403,449
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,091
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (A/A1)
1,150,000	5.000	04/01/24	1,193,849
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/Baa1)
200,000	5.000	08/01/10	200,360
400,000	5.000	02/01/12	400,720
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
400,000	5.000	05/01/12	418,764
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	510,332

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
$1,600,000	5.000%	08/01/17	$1,699,952
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,107,750
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/NR)
20,000	4.000	10/01/11	21,102
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa) (a)
705,000	5.500	04/01/12	778,094
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,621,485
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	646,560
630,000	5.000	06/01/14	672,462
300,000	5.000	06/01/16	314,208
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,196,483
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,081,056
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	333,903
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	556,105
1,000,000	5.375	07/01/14	1,061,750
455,000	5.375	07/01/15	480,093
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (A/Baa1)
150,000	5.000	09/01/20	161,307
Leaveworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/A2)
1,100,000	5.250	09/01/27	1,196,602
315,000	5.250	09/01/29	337,003
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	336,899
Manhattan KS Hospital Revenue Bonds (Mercy Health Center) (FSA) (AAA/Aa3)
515,000	5.250	08/15/10	527,618
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (A/Baa1)
1,650,000	5.000	09/01/17	1,780,168
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,244,019
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (A+/NR)
500,000	5.500	09/01/10	512,630
Overland Park KS GO Bonds (Refunding for Internal Improvement) Series B (AAA/Aaa)
995,000	4.000	09/01/17	1,074,331
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aa3)
415,000	5.500	09/01/11	443,818

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/A2)
$ 500,000	4.500%	09/01/22	$ 511,590
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/A2)
400,000	5.500	09/01/15	457,180
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aa3)
230,000	5.500	09/01/16	245,334
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aa3)
70,000	5.500	09/01/16	73,305
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (A/NR)
680,000	5.250	09/01/14	732,578
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
670,000	5.250	09/01/12	745,006
Sedgwick County KS GO Bonds Series A (AAA/Aa1)
205,000	4.150	08/01/10	208,928
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (AAA/Aa1)
1,000,000	5.250	08/01/26	1,115,960
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32	1,561,425
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000	02/01/12	542,925
Topeka KS GO Bonds (Refunding) Series B (NR/Aa3)
1,800,000	4.000	08/15/13	1,968,606
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000	08/15/16	101,631
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/Baa1)
535,000	5.000	06/01/16	616,192
1,000,000	5.000	06/01/23	1,110,180
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/Baa1)
300,000	5.000	06/01/23	330,771
475,000	5.000	06/01/24	521,569
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11	215,068
1,000,000	6.000	09/01/12(a)	1,128,290
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (A/A1)
1,000,000	5.000	10/01/19	1,054,950
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (A+/A2)
600,000	4.400	09/01/11	601,956
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aa3)
215,000	6.375	09/01/11	234,862
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A3)
1,595,000	5.000	09/01/21	1,682,964
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aa3)
85,000	6.375	09/01/11	91,784
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	09/01/11	1,060,830

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January, 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A/NR)
$ 1,000,000	5.250%	09/01/17	$ 1,132,640
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aa3)
160,000	5.000	09/01/12	175,557
625,000	5.250	09/01/16	724,125
1,000,000	5.250	09/01/20	1,165,120

			66,845,662

Louisiana – 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman's Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	1,993,600

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	537,690

Puerto Rico – 3.3%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (A/Baa1)
475,000	5.500	07/01/16	505,258
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aa3)
425,000	5.500	07/01/15	468,979
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.250	07/01/13	547,370
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	746,228
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	349,599

			2,617,434

TOTAL MUNICIPAL BOND OBLIGATIONS			$76,349,470

Short-term Investment – 6.2%
Repurchase Agreement(c) – 6.2%
State Street Bank & Trust Co.
$4,936,000	0.010%	02/01/10	$ 4,936,000
Maturity Value: $4,936,004

TOTAL INVESTMENTS – 102.6%			$81,285,470

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%			(2,056,030)

NET ASSETS – 100.0%			$79,229,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.

(c)	Repurchase agreement was entered into on January 29, 2010. This agreement was fully collateralized by $5,040,000 U.S. Treasury Bill, 0.000%, due 07/15/10 with a market value of $5,036,976.

Security ratings disclosed are issued by Standard & Poor's Ratings Services/Moody's Investors Service. A description of the ratings is available in the Fund's Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance
Corp.
AMBAC-TCRS	— Insured by American Municipal Bond
AssuranceCorp. - Transferable Custodial Receipts
BNY	— Insured by Bank of New York Mellon Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$78,450,836
Gross unrealized gain	2,874,780
Gross unrealized loss	(40,146)
Net unrealized security gain	$2,834,634

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America ("GAAP"), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$109,475,962	$-	$-
Short-term Investment	-	1,567,000	-
Total	$109,475,962	$1,567,000	$-

Value	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$61,126,336	$-	$-
Short-term Investment	-	349,000	-
Total	$61,126,336	$349,000	$-

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MidCap Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$49,399,319	$-	$-
Short-term Investments	-	572,000	-
Total	$49,399,319	$572,000	$-

Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Investment Companies	$12,038,450	-	-
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	-	47,563,891	-
Taxable Municipal Bond Obligations	-	38,222,069	-
Corporate Obligations	-	164,054,258	-
Government Guarantee Obligations	-	13,041,214	-
Mortgage-Backed Obligations	-	228,341,836	-
Asset-Backed Securities	-	73,122,469	-
Short-term Investments	-	15,199,000	-
Total	$12,038,450	$579,544,737	$-

Short-Term Government	Level 1	Level 2	Level 3
Assets
Fixed Income	$-	$-	$-
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	9,469,597	43,889,377	-
Mortgage-Backed Obligations	-	47,784,264	-
Government Guarantee Obligations	-	9,321,145	-
Asset-Backed Securities	-	2,485,109	-
Short-term Investments	-	5,439,000	-
Total	$9,469,597	$108,918,895	$-

National Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$177,168,367	$-
Short-term Investments	-	1,561,000	-
Total	$-	$178,729,367	$-

Missouri Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$235,190,275	$-
Short-term Investments	-	6,094,000	-
Total	$-	$241,284,275	$-

Kansas Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$76,349,470	$-
Short-term Investments	-	4,936,000	-
Total	$-	$81,285,470	$-

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

Insurance Concentrations — The National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) may invest in “insured” tax exempt municipal securities (“Insured Municipal Securities”). Insured Municipal Securities are securities for which scheduled payments of interest and principal are guaranteed by a private (nongovernmental) insurance company. The insurance only entitles the Funds to receive interest and the face or par value of the securities held by the Funds in the event that the underlying obligor cannot make timely payments. The insurance does not guarantee the market value of the Insured Municipal Securities or the value of the shares of the Funds. As of January 31, 2010, the following private insurers insured 5% or more of the net assets of one or more of the Funds:

Insurer/Rating	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
AMBAC Assurance Corp. (CC/Caa2)	12%	5%	16%
Financial Guaranty Insurance Co. (NR/NR)	8	-	13
Financial Security Assurance Co. (AAA/Aa3)	-	14	11
MBIA Insurance Corp. (BB+/B3)	12	12	16

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2010

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 30, 2010